Leases - Summary of quantitative information about right of use assets and lease liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right Of Use Assets [Roll Forward]
Right-of-use assets at beginning of period	$ 74,143,103	$ 50,920,893
Acquisitions through business combinations	0	30,665,607
Additions	10,536,503	13,970,951
Cancellation of contracts	(5,513,955)	(4,806,164)
Depreciation of the year	(34,087,436)	(16,608,184)
Right-of-use assets at end of period	45,078,215	74,143,103	$ 50,920,893
Lease Liabilities [Roll Forward]
Lease liabilities	70,662,225	84,395,030
Acquisitions through business combinations	0	19,333,246
New contracts	10,536,503	13,970,952
Cancellation of contracts	(11,770,914)	(16,125,851)
Lease payments	(34,285,087)	(17,120,087)	(18,256,119)
Leases financial cost	3,151,970	7,453,232
Translation differences and inflation adjustment	5,902,191	(21,244,297)
Lease liabilities	$ 44,196,888	$ 70,662,225	$ 84,395,030